UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23111
Investment Company Act file number:

Miller/Howard Funds Trust
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Miller/Howard Income-Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	January 31, 2016
Common Stock - 86.6%	Shares	Fair Value

Advertising Agencies - 4.2%
Lamar Advertising Company	93	$5,218

Business Credit Institutions - 1.0%
Ares Capital Corporation	89	1,237

Canned Fruits, Vegetables, Preserves, Jam, and Jellies - 3.0%
The J.M. Smucker Company	29	3,721

Computer Peripheral Equipment, Not Elsewhere Classified - 3.5%
Cisco Systems, Inc.	183	4,354

Computer Storage Devices - 1.1%
Seagate Technology plc (Ireland)	45	1,307

Electric Services - 7.9%
General Electric Company	183	5,325
National Grid plc ADR	40	2,832
NiSource Inc.	78	1,639
		9,796

Leather & Leather Products - 2.9%
Coach, Inc.	98	3,631

Miscellaneous Industrial and Commercial Machinery and Equipment - 1.6%
Eaton Corporation plc (Ireland)	39	1,970

National Commercial Banks - 2.2%
Bank of Montreal (Canada)	30	1,606
The Toronto-Dominion Bank (Canada)	31	1,173
		2,779

Natural Gas Transmission - 5.0%
Spectra Energy Corp	99	2,718
Williams Companies, Inc.	183	3,532
		6,250

Pharmaceutical Preparations - 16.9%
Abbvie Inc.	79	4,337
GlaxoSmithKline plc ADR	71	2,932
Johnson & Johnson	45	4,700
Merck & Co., Inc.	74	3,750
Novartis AG ADR	33	2,573
Pfizer Inc.	88	2,683
		20,975

Plastics Materials, Synthetic Resins, and Nonvulcanizable Elastomers - 2.8%
LyondellBasell Industries N.V. (Netherlands)	44	3,431

Prepackaged Software - 4.0%
Microsoft Corporation	91	5,013

Pulp Mills - 2.0%
Domtar Corporation	77	2,483

Radiotelephone Communications - 1.7%
Vodafone Group plc ADR	65	2,093

Real Estate Investment Trusts - 10.8%
Digital Realty Trust, Inc.	51	4,084
HCP, Inc.	51	1,833
Host Hotels & Resorts, Inc.	66	914
Omega Healthcare Investors, Inc.	33	1,046
Senior Housing Properties Trust	47	681
Weyerhaeuser Company	186	4,763
		13,321
Security and Commodity Exchanges - 1.9%
CME Group Inc.	26	2,336

Semiconductors and Related Devices - 2.8%
Maxim Integrated Products, Inc.	35	1,169
Microchip Technology Incorporated	52	2,330
		3,499

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.9%
The Procter & Gamble Company	59	4,820

Telephone Communications (No Radiotelephone) - 5.2%
AT&T Inc.	105	3,786
BCE Inc. (Canada)	25	1,007
Verizon Communications Inc.	31	1,549
		6,342

Water Supply - 2.2%
Americian Water Works Company, Inc.	42	2,726

Total Common Stock (Cost $107,153)		107,302

Master Limited Partnerships - 11.6%
Natural Gas Transmission - 6.7%
Enterprise Products Partners L.P.	179	4,280
MPLX LP	131	4,031
		8,311

Pipelines (No Natural Gas) - 4.9%
Magellan Midstream Partners, L.P.	62	3,982
Plains All American Pipeline, L.P.	98	2,069
		6,051

Total Master Limited Partnerships (Cost $14,912)		14,362

Short-Term Investment - 61.2%
Investment Company - 61.2%
Fidelity Institutional Money Market Portfolio - Class I, 0.34%(1) (Cost $75,827)	75,827	75,827

Total Investments - 159.4% (Cost $197,892)		197,491
Other Assets and Liabilities - (59.4%)		(73,626)
Total Net Assets Applicable to Common Stockholders - 100.0%		$123,865

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)	Rate indicated is the current yield as of January 31, 2016.

Income Taxes
The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
Cost of investments	$197,892
Gross unrealized appreciation	1,449
Gross unrealized depreciation	(1,850)
Net unrealized depreciation	$(401)
*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Miller/Howard Drill Bit to Burner Tip Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	January 31, 2016
Common Stock - 81.1%	Shares	Fair Value

Crude Petroleum and Natural Gas - 22.2%
Anadarko Petroleum Corporation	847	33,109
Cabot Oil & Gas Corporation	2,333	48,410
Concho Resources Inc.	639	60,788
Devon Energy Corporation	968	27,007
Energen Corporation	760	26,805
EOG Resources, Inc.	536	38,067
Occidental Petroleum Corporation	829	57,060
Pioneer Natural Resources Company	397	49,208
Range Resources Corporation	1,728	51,080
Southwestern Energy Company	2,627	23,354
		414,888

Electric Services - 15.5%
Black Hills Corporation	829	40,853
Dominion Resources, Inc.	847	61,128
General Electric Company	3,422	99,580
Nextera Energy, Inc.	467	52,169
NiSource Inc.	1,711	35,948
		289,678

Gas and Other Services Combined - 5.9%
Sempra Energy	570	54,007
UGI Corporation	1,659	56,406
		110,413

Heavy Construction, Not Elsewhere Classified - 2.9%
Fluor Corporation	1,210	54,317

Industrial Organic Chemicals - 3.0%
Westlake Chemical Corporation	1,244	56,577

Mining and Quarrying of Nonmetallic Minerals, Except Fuels - 2.2%
MDU Resources Group, Inc.	2,454	41,423

Natural Gas Distribution - 4.0%
National Fuel Gas Company	674	30,552
ONE Gas, Inc.	778	44,004
		74,556

Natural Gas Transmission - 9.5%
EQT Corporation	743	45,873
Kinder Morgan, Inc.	4,423	72,758
Questar Corporation	2,869	58,499
		177,130

Oil and Gas Field machinery and Equipment - 2.8%
Cameron International Corporation	812	53,316

Plastics Materials, Synthetic Resins, and Nonvulcanizable Elastomers - 4.1%
The Dow Chemical Company	916	38,472
Eastman Chemical Company	622	38,073
		76,545

Pumps and Pumping Equipment - 3.3%
Flowserve Corporation	1,590	61,438

Refuse Systems - 2.8%
Waste Connections, Inc.	864	51,814

Water Supply - 2.9%
Aqua America, Inc.	1,728	54,484

Total Common Stock (Cost $1,427,002)		1,516,579

Master Limited Partnerships - 14.6%
Natural Gas Transmission - 7.6%
Energy Transfer Equity, L.P.	1,901	16,501
Enterprise Products Partners L.P.	2,938	70,248
MPLX LP	968	29,785
Western Gas Equity Partners, LP	968	26,175
		142,709
Pipelines (No Natural Gas) - 7.0%
Magellan Midstream Partners, L.P.	1,434	92,106
Valero Energy Partners LP	864	38,344
		130,450

Total Master Limited Partnerships (Cost $270,245)		273,159

Short-Term Investment - 10.7%
Investment Company - 10.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.34%(1) (Cost $199,908)	199,908	199,908

Total Investments - 106.4% (Cost $1,897,156)		1,989,646
Other Assets and Liabilities - (6.4%)		(119,237)
Total Net Assets Applicable to Common Stockholders - 100.0%		$1,870,409

Note: Percentages indicated are based on the net assets of the Fund.
(1)	Rate indicated is the current yield as of January 31, 2016.

Income Taxes
The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
Cost of investments	$1,897,156
Gross unrealized appreciation	99,897
Gross unrealized depreciation	(7,407)
Net unrealized appreciation	$92,490

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables provide a summary of the inputs used as of January 31, 2016 in valuing each of the Fund’s investments:
Income-Equity Fund:
Description	Fair Value at January 31, 2016	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$107,302	$107,302	$-	$-
Master Limited Partnerships(a)	14,362	14,362	-	-
Total Equity Securities	121,664	121,664	-	-
Other Securities:
Short-Term Investment(b)	75,827	75,827	-	-
Total Assets	$197,491	$197,491	$-	$-
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2016.

The Fund did not hold any Level 3 securities during the period from December 31, 2015 through January 31, 2016.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 31, 2015 through January 31, 2016.

Drill Bit to Burner Tip Fund:
Description	Fair Value at January 31, 2016	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$1,516,579	$1,516,579	$-	$-
Master Limited Partnerships(a)	273,159	273,159	-	-
Total Equity Securities	1,789,738	1,798,738	-	-
Other Securities:
Short-Term Investment(b)	199,908	199,908	-	-
Total Assets	$1,989,646	$1,989,646	$-	$-
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2016.

The Fund did not hold any Level 3 securities during the period from December 31, 2015 through January 31, 2016.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 31, 2015 through January 31, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard Funds Trust

By (Signature and Title) _/s/ Annemarie Gilly
                                                   Annemarie Gilly, President

Date   March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Annemarie Gilly
                                                   Annemarie Gilly, President

Date   March 24, 2016

By (Signature and Title) _/s/ Paul Brook
                                                   Paul Brook, Chief Financial Officer

Date   March 24, 2016